Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Maximum annual contributions per employee (in usd)	$ 19
Employers matching contribution, annual vesting percentage	100.00%
Cost recognized	$ 7,300	$ 5,900	$ 6,300
Defined Contribution Plan, Tranche One
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' gross pay	3.00%
Defined Contribution Plan, Tranche Two
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of employees' gross pay	2.00%